Note Receivable - Schedule of Note Receivable Allowance for Expected Credit Losses (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Note Receivable Allowance for Expected Credit Losses [Abstract]
Gross note receivables	$ 3,575,439	$ 4,279,839
Allowance for expected credit losses	(208,869)	(208,869)
Note receivables, net	$ 3,366,570	$ 4,070,970